OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Non-current maturities (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	$ 961,723,115	$ 769,765,783
CMF Registration N254 06.13.2001 Series B
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	18,669,905	28,795,438
CMF Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	35,117,116	38,302,888
CMF Registration N760 08.20.2013 Series D
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	147,157,440	140,443,920
CMF Registration N760 04.02.2014 Series E
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	110,368,102	105,332,951
CMF Registration N912 10.10.2018 Series F
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	209,699,352	$ 200,132,586
USA 2 Bonds
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	263,136,000
Swiss Bonds 2023
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	177,575,200
More than 1 year up to 2 years
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	17,266,378
More than 1 year up to 2 years | CMF Registration N254 06.13.2001 Series B
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	12,249,648
More than 1 year up to 2 years | CMF Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	5,016,730
More than 2 years up to 3 years
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	11,436,988
More than 2 years up to 3 years | CMF Registration N254 06.13.2001 Series B
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	6,420,257
More than 2 years up to 3 years | CMF Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	5,016,731
More than 3 years up to 4 years
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	5,016,731
More than 3 years up to 4 years | CMF Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	5,016,731
More than 5 years
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	928,003,018
More than 5 years | CMF Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	20,066,924
More than 5 years | CMF Registration N760 08.20.2013 Series D
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	147,157,440
More than 5 years | CMF Registration N760 04.02.2014 Series E
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	110,368,102
More than 5 years | CMF Registration N912 10.10.2018 Series F
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	209,699,352
More than 5 years | USA 2 Bonds
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	263,136,000
More than 5 years | Swiss Bonds 2023
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	$ 177,575,200